Stockholders' Equity: Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Dividend yield	0.00%	0.00%
Expected life (in years)	10 years	10 years
Minimum
Risk-free interest rate	1.13%	2.24%
Expected volatility	67.30%	80.50%
Maximum
Risk-free interest rate	2.32%	2.32%
Expected volatility	78.90%	184.00%